INCOME TAXES - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Aug. 08, 2017 USD ($)	Dec. 31, 2021 USD ($) subsidiary	Dec. 31, 2021 CAD ($) subsidiary	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)
Income Tax [Line Items]
Valuation allowance against deferred tax assets		$ 2,222		$ 2,252
Unrecognized tax benefits including interest and penalties		927		1,025
Portion of unrecognized tax benefits, if recognized, would affect the Company's effective tax rate		271		414
Unrecognized tax benefits, net increase for tax positions of current year		79		66
Unrecognized tax benefits, net decrease for tax positions of prior years		177
Unrecognized tax benefits, net increase for tax positions of prior years				42
Accrued interest and penalties related to unrecognized tax benefits		41		49
Net increase (decrease) recognized in interest and penalties		$ (8)		4
Number of subsidiaries file federal income tax returns in Canada, U.S., and other foreign jurisdictions (or more) | subsidiary		1	1
Estimate of possible loss, income tax examination (up to)		$ 2,100
Possible decrease in unrecognized tax benefits realized in next twelve months		104
Tax Year 2013
Income Tax [Line Items]
Estimate of possible loss, income tax examination (up to)			$ 90
Canadian Federal and Provincial
Income Tax [Line Items]
Decrease in valuation allowance		30		579
Accumulated losses available for federal and provincial purposes		6,669		6,530
Unclaimed investment tax credits and research and development credits		31		37
Valuation allowance against deferred tax assets		1,965		1,966
Canadian Federal and Provincial | Pooled Scientific Research and Experimental Development
Income Tax [Line Items]
Tax credit carryforward		196		206
United States - Federal
Income Tax [Line Items]
Accumulated losses available for federal and provincial purposes		266		814
Unclaimed investment tax credits and research and development credits		119		110
United States - Federal | Revenue Commissioners, Ireland
Income Tax [Line Items]
Accumulated losses available for federal and provincial purposes		$ 10,040
Ireland | Revenue Commissioners, Ireland
Income Tax [Line Items]
Accumulated losses available for federal and provincial purposes				$ 8,387
Ireland | Australian Taxation Office
Income Tax [Line Items]
Estimate of possible loss, income tax examination (up to)	$ 117
Ireland | Tax Year 2012 | Canada Revenue Agency
Income Tax [Line Items]
Estimate of possible loss, income tax examination (up to)			$ 85
Ireland | Tax Year 2005 through Tax Year 2009 | Canada Revenue Agency
Income Tax [Line Items]
Reduction in NOLs					$ 44
Ireland | Tax Year 2015 and Tax Year 2016 | Canada Revenue Agency
Income Tax [Line Items]
Reduction in NOLs					$ 21